Other Long Term Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Long Term Investment [Abstract]
Schedule of Ownership Interests	The following component represents components of Other long-term investments as of June 30, 2023 and December 31, 2022:
	Ownership interest as of June 30, 2023	Ownership interest as of December 31, 2022	Instrument Held
Investee
CVH Class A	—%	14.1%	Units
CVH Class B	38.4%	38.4%	Units
The following component represents components of Other long-term investments as of December 31, 2022:
	Ownership interest as of December 31, 2022	Instrument Held
Investee
CVH LLC Class A	14.1%	Units
CVH LLC Class B	38.4%	Units